Consolidated Statement of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Clean Earth Acquisitions Corp [Member] | Redeemable Class A Common Stock
Diluted weighted average shares outstanding, redeemable and non-redeemable common stock	8,147,563	23,000,000		16,036,220	18,113,553	19,282,192
Diluted net income per share, redeemable and non-redeemable common stock	$ 0.07	$ 0.01		$ 0.23	$ 0.58	$ 0.60
Clean Earth Acquisitions Corp [Member] | Non-redeemable Class A and Class B Common Stock
Diluted weighted average shares outstanding, redeemable and non-redeemable common stock	8,556,667	8,556,667	7,666,667	8,556,667	8,107,815	8,412,804
Diluted net income per share, redeemable and non-redeemable common stock	$ (0.07)	$ (0.04)	$ 0.00	$ (0.06)	$ (1.40)	$ (1.38)
Previously Reported
Diluted weighted average shares outstanding, redeemable and non-redeemable common stock						26,360,231	21,612,271
Diluted net income per share, redeemable and non-redeemable common stock						$ (1.36)	$ 0.87